Total revenue and income	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Text Block [Abstract]
Total revenue and income

16. Total revenue and income

a) Net revenue from services rendered

Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	Three months period ended March 31,
	2020	2019
Major service lines
Brokerage commission	504,644	288,819
Securities placement	348,174	160,391
Management fees	255,049	140,858
Insurance brokerage fee	29,226	18,548
Educational services	25,700	13,750
Other services	94,085	43,709

	1,256,878	666,075
(-) Sales taxes and contributions on revenue (i)	(104,932)	(66,828)

	1,151,946	599,247

(i)	Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).

b) Net income from financial instruments

	Three months period ended March 31,
	2020	2019
Net Income of financial instruments at fair value through profit or loss	391,689	274,520
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	207,299	65,822
(-) Taxes and contributions on financial income	(16,093)	(5,597)

	582,895	334,745

c) Disaggregation by geographic location

Breakdown of total net revenue and income and selected assets by geographic location:

	Three months period ended March 31,
	2020	2019
Brazil	1,634,093	863,587
United Stated of America	91,890	62,958
Europe	8,858	7,447

Total revenue and income	1,734,841	933,992

	March 31, 2020	December 31, 2019
Brazil	1,162,433	1,208,737
United Stated of America	147,374	224,244
Europe	7,475	16,476

Selected assets (i)	1,317,282	1,449,457

(i)	Selected assets are total assets of the Group, less: cash, financial assets and deferred tax assets and are presented by geographic location.

None of the customers represented more than 10% of Group’s revenues for the periods presented.

26. Total revenue and income

a) Net revenue from services rendered

Revenue from contracts with customers derives mostly from services rendered and fees charged at daily transactions from customers, therefore mostly recognized at a point in time. Disaggregation of revenue by major service lines are as follows:

	2019	2018	2017
Major service lines
Brokerage commission	1,288,135	861,068	639,615
Securities placement	1,154,786	631,949	401,402
Management fees	1,035,224	527,644	221,936
Insurance brokerage fee	106,438	56,713	29,167
Educational services	97,986	42,653	18,682
Other services	275,467	160,409	111,647

	3,958,036	2,280,436	1,422,449
(-) Sales taxes and contributions on revenue (i)	(362,264)	(225,887)	(138,833)

	3,595,772	2,054,549	1,283,616

(i)	Mostly related to taxes on services (ISS) and contributions on revenue (PIS and COFINS).

b) Net income from financial instruments

	2019	2018	2017
Net Income of financial instruments at fair value through profit or loss	1,360,207	821,617	562,895
Net Income of financial instruments measured at amortized cost and at fair value through other comprehensive income	199,947	114,442	79,380
(-) Taxes and contributions on financial income	(28,118)	(32,155)	(19,241)

	1,532,036	903,904	623,034

c) Disaggregation by geographic location

	2019	2018	2017
Brazil	4,790,236	2,716,459	1,751,419
United States	307,456	204,207	131,198
Europe	30,116	37,787	24,033

Total Revenue and Income	5,127,808	2,958,453	1,906,650

	2019	2018
Brazil	1,208,737	881,434
United States	224,244	31,829
Europe	16,476	7,556

Selected assets (i)	1,449,457	920,819

(i)	Selected assets are Total assets of the Company, less: financial assets and deferred tax assets and are presented by geographic location.

None of the clients represented more than 10% of our revenues for the periods presented.